ACQUISITION (Details)				5 Months Ended	12 Months Ended
	Nov. 01, 2013 USD ($)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Fair values of identifiable assets acquired and liabilities assumed
Goodwill				¥ 31,011,902	¥ 31,011,902		$ 5,002,727	¥ 31,011,902
Xing Wei Group
Acquisition
Cash consideration		$ 3,190,000	¥ 19,612,120
Cash paid | $	$ 3,190,000
Net revenue				305,607
Net loss				¥ 1,702,306
Pro forma
Net revenue					386,386,238	¥ 367,598,801
Net income					23,342,382	¥ 20,640,931
Additional disclosure
Acquisition related costs					¥ 676,237
Fair value of consideration transferred:
Cash		$ 3,190,000	19,612,120
Fair values of identifiable assets acquired and liabilities assumed
Cash			9,785,414
Accounts receivable and other current assets			710,300
Property and equipment			165,168
Accrued expenses and other current liabilities			(285,894)
Total identifiable net assets			12,023,068
Goodwill			7,589,052
Total identifiable assets acquired and liabilities assumed, including goodwill			19,612,120
Xing Wei Group | Training platform
Fair values of identifiable assets acquired and liabilities assumed
Intangible asset			422,700
Xing Wei Group | Contracts in progress
Fair values of identifiable assets acquired and liabilities assumed
Intangible asset			¥ 1,225,380